Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Statutory tax rate	33.00%	36.00%	38.30%	38.30%
Deferred tax expense (benefit)		¥ 7,982	¥ (6,661)	¥ 64,664
Tax benefit related to intraperiod tax allocation		10,799	28,797
Net increase (decrease) in total valuation allowance		50,092	96,283	63,014
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted	¥ 472,418	472,418
Operating loss carryforwards for tax purposes	550,824	550,824	601,065
Tax loss carryforwards with no expiration period	155,704	¥ 155,704
Expiration of remaining operating loss carryforwards		Substantially all of the total operating loss carryforwards expire at various periods between the fiscal years ending March 31, 2016 and 2024, and the remaining amounts expire in periods up to 20 years depending on the jurisdiction.
Tax credit carryforwards for tax purposes	105,645	¥ 105,645
Tax credit carryforwards with no expiration period	16,075	¥ 16,075
Expiration of remaining tax credit carryforwards		Total available tax credit carryforwards expire at various dates primarily between the fiscal year ending March 2016 and 2025 (a 10 year carryforward period).
Interest expense recorded (reversed)		¥ 290	(2,699)	(3,935)
Penalties recorded (reversed)		(376)	352	¥ (367)
Liabilities recorded for the payments of interest	6,843	6,843	6,553
Liabilities recorded for the payments of penalties	3,684	3,684	¥ 4,060
Maximum unrecognized tax benefits expected reduction within the next 12 months	4,787	4,787
Sony Music Entertainment (Japan) Inc
Income Taxes [Line Items]
Gain on subsidiary's sale of stock arising from issuance of common stock	61,544	¥ 61,544
Maximum
Income Taxes [Line Items]
Expiration dates for remaining tax credit carryforwards		10 years
Change in tax law
Income Taxes [Line Items]
Deferred tax expense (benefit)	¥ 26,588
Change in tax law | Minimum
Income Taxes [Line Items]
Net operating loss carryforward period in Japan		9 years
Change in tax law | Maximum
Income Taxes [Line Items]
Net operating loss carryforward period in Japan		10 years
Fiscal year ended March 31, 2015
Income Taxes [Line Items]
Statutory tax rate		36.00%
Fiscal year ending March 31, 2016 and March 31, 2017 | Change in tax law
Income Taxes [Line Items]
Percentage of annual use of net operating loss carryforwards	65.00%	65.00%
Fiscal year beginning on or after April 1, 2017 | Change in tax law
Income Taxes [Line Items]
Percentage of annual use of net operating loss carryforwards	50.00%	50.00%
Domestic country
Income Taxes [Line Items]
Tax years subject to examinations		From 2008 through 2014
Foreign country
Income Taxes [Line Items]
Tax years subject to examinations		From 1998 through 2014